Long-Term Debt And Note Payable To Bank (Schedule Of Debt) (Details) (USD $)	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011
Debt Instrument [Line Items]
Total long-term debt	$ 8,003,419	$ 8,190,904
Less current installments	247,739	190,593
Long-term debt, excluding current installments	7,755,680	8,000,311
Virginia Real Estate Loan [Member]
Debt Instrument [Line Items]
Total long-term debt	5,952,200	6,091,633
Debt instrument, principal amount	6,500,000
Debt instrument, periodic payment	36,426
Debt instrument, interest rate, stated percentage	4.25%
Final payments of debt	4,858,220
Debt instrument, maturity date	Apr. 30, 2018
North Carolina Real Estate Loan [Member]
Debt Instrument [Line Items]
Total long-term debt	2,051,219	2,099,271
Debt instrument, principal amount	2,240,000
Debt instrument, periodic payment	12,553
Debt instrument, interest rate, stated percentage	4.25%
Final payments of debt	$ 1,674,217
Debt instrument, maturity date	Apr. 30, 2018